Prepayments and Other Assets	6 Months Ended
Jun. 30, 2019
Prepaid Expense and Other Assets [Abstract]
Prepayments and Other Assets
7.	Prepayments and other assets

	As of
	December 31, 2018	June 30, 2019
Prepayment and other current assets
Value-added tax receivable	20,640,519	53,478,995
Deferred cost for incentive payment to customer	22,842,164	17,138,284
Prepayment for the use of contents (3)	7,166,442	15,321,271
Deposit to third-party payment service providers (1)	24,888,833	12,466,401
Loans and advance to employees	5,389,935	11,947,219
Lease deposits-current portion	1,017,056	738,509
Deposit to a third-party for advertisement services (2)	—	10,000,000
Interest receivable	2,958,984	9,206,512
Deposit to third-party advertising platforms (4)	5,000,000	5,000,000
Prepayments of business insurance	2,996,381	1,963,729
Prepayments of advertisement fee (2)	17,669,507	1,689,512
Prepayments of IT service fee	705,580	509,635
Prepayment of office lease	5,609,752	—
Others	3,480,353	3,048,779

	120,365,506	142,508,846

Non-current
Long-term prepayments of advertisement fee (2)	—	13,901,780
Long-term lease deposits	7,424,707	11,116,786
Long-term prepaid server fee	2,087,264	1,301,887
Prepayment for purchase of property and equipment	1,160,170	1,294,067

	10,672,141	27,614,520

(1)
Deposit to third party payment service providers represent cash prepaid to the Group’s third party on-line
payment service providers, which will be used to settle the Group’s obligation for outstanding user loyalty payable or content procurement fee to professional third party media companies and freelancers. As of December 31
, 2018
and June 30
, 2019
, no allowance for doubtful accounts was provided for the prepayment.

(2)
Prepayments of advertisement fee represent prepayments made to service providers for future services to promote the Company’s mobile applications through online and media advertising. Such service providers charge expenses based on activities during the month, and once confirmed by the Company, the expenses will be deducted from the prepayments already made by the Company. Prepayments of advertising fee is recorded when prepayments are made to service providers and are expensed as services are provided.

(3)
Prepayment for the use of contents represents the payment to the content providers for the use of the content on the Company’s mobile applications for a period from 6 to 12 months. In June 2019, the Company also entered into an arrangement with a literature content provider based in China for the use of their content library on the Company’s mobile applications for two years.

(4)
Deposit to third-party advertising platforms represents the deposit made to third-party advertising platforms that the Group provides agent and platform service by facilitating the advertising customers to select third-party advertising platforms to display the advertisements. The deposit is used to secure the timely payment of the agent and platform service fee received by the Group to the third-party platforms.